FAIR VALUE MEASUREMENTS (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minimum
Fair value measurements
Revenue growth rate (as a percent)	0.02%	0.70%
OIBDA margin (as a percent)	44.70%	49.40%
Maximum
Fair value measurements
Revenue growth rate (as a percent)	0.20%	1.20%
OIBDA margin (as a percent)	46.50%	50.70%
Weighted average
Fair value measurements
Discount rate (as a percent)	15.00%	12.00%
Revenue growth rate (as a percent)	0.10%	0.90%
OIBDA margin (as a percent)	45.40%	49.80%
MTS Bank
Fair value measurements
Impairment on investment	3,225
Equity investment	4,857
MTS Bank | Significant unobservable inputs (Level 3)
Fair value measurements
Discount rate (as a percent)	23.30%
OIBDA margin (as a percent)	5.00%